long-term debt (Details) $ in Millions, $ in Billions	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)
Details of long-term debt
Long-term debt excluding Lease liabilities	$ 25,972		$ 24,735
Lease liabilities	2,882		2,614
Long-term debt	28,854		27,349
Current	3,246		3,994
Non-current	25,608		23,355
TELUS Corporation senior notes
Details of long-term debt
Long-term debt excluding Lease liabilities	22,077		20,301
TELUS Corporation commercial paper
Details of long-term debt
Long-term debt excluding Lease liabilities	1,404		1,021
Long-term debt	1,404	$ 1.0	1,021	$ 0.8
TELUS Corporation credit facilities
Details of long-term debt
Long-term debt excluding Lease liabilities			1,144
Current	0
TELUS Communications Inc. debentures
Details of long-term debt
Long-term debt excluding Lease liabilities	200		200
TELUS International (Cda) Inc. credit facility
Details of long-term debt
Long-term debt excluding Lease liabilities	1,703		1,781
Other
Details of long-term debt
Long-term debt excluding Lease liabilities	$ 588		$ 288